SUBSIDIARY PUBLIC ISSUERS - Financial Information (Details) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Revenues		$ 5,138	$ 4,256	$ 10,325	$ 8,474
Net income attributable to partnership		8	378	178	401
Statement of financial position [abstract]
Current assets		7,455		7,455			$ 7,979
Non-current assets		93,437		93,437			92,805
Current liabilities		9,207		9,207			11,705
Non-current liabilities		61,576		61,576			55,063
Redeemable Partnership Units held by Brookfield		2,011		2,011			2,190
BIPC exchangeable shares		1,411		1,411			1,533
Exchangeable units	[1]	66		66			72
Perpetual subordinated notes		293		293		$ 293	293
In operating subsidiaries		20,485		20,485			23,661
Preferred unitholders		918		918			918
Our partnership
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income attributable to partnership		(38)	186	18	161
Statement of financial position [abstract]
Current assets		0		0			0
Non-current assets		6,109		6,109			6,532
Current liabilities		0		0			0
Non-current liabilities		0		0			0
Redeemable Partnership Units held by Brookfield		0		0			0
BIPC exchangeable shares		0		0			0
Exchangeable units		0		0			0
Perpetual subordinated notes		0		0			0
In operating subsidiaries		0		0			0
Preferred unitholders		0		0			0
The Fincos
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income attributable to partnership		0	0	0	0
Statement of financial position [abstract]
Current assets		0		0			0
Non-current assets		0		0			0
Current liabilities		0		0			0
Non-current liabilities		3,233		3,233			3,700
Redeemable Partnership Units held by Brookfield		0		0			0
BIPC exchangeable shares		0		0			0
Exchangeable units		0		0			0
Perpetual subordinated notes		0		0			0
In operating subsidiaries		0		0			0
Preferred unitholders		0		0			0
BIPIC
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income attributable to partnership		0	0	0	0
Statement of financial position [abstract]
Current assets		0		0			0
Non-current assets		1,614		1,614			1,529
Current liabilities		152		152			216
Non-current liabilities		0		0			0
Redeemable Partnership Units held by Brookfield		0		0			0
BIPC exchangeable shares		0		0			0
Exchangeable units		0		0			0
Perpetual subordinated notes		0		0			0
In operating subsidiaries		0		0			0
Preferred unitholders		0		0			0
BIPC Holdings
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income attributable to partnership		0	0	0	0
Statement of financial position [abstract]
Current assets		0		0			0
Non-current assets		4,879		4,879			4,183
Current liabilities		0		0			0
Non-current liabilities		732		732			36
Redeemable Partnership Units held by Brookfield		0		0			0
BIPC exchangeable shares		0		0			0
Exchangeable units		0		0			0
Perpetual subordinated notes		0		0			0
In operating subsidiaries		0		0			0
Preferred unitholders		0		0			0
Subsidiaries of our partnership other than the Fincos and BIPIC
Statement of comprehensive income [abstract]
Revenues		0	0	0	0
Net income attributable to partnership		8	378	178	401
Statement of financial position [abstract]
Current assets		0		0			0
Non-current assets		7,248		7,248			8,595
Current liabilities		0		0			0
Non-current liabilities		0		0			0
Redeemable Partnership Units held by Brookfield		0		0			0
BIPC exchangeable shares		0		0			0
Exchangeable units		0		0			0
Perpetual subordinated notes		0		0			0
In operating subsidiaries		0		0			0
Preferred unitholders		0		0			0
Consolidating adjustments
Statement of comprehensive income [abstract]
Revenues		5,138	4,256	10,325	8,474
Net income attributable to partnership		38	$ (186)	(18)	$ (161)
Statement of financial position [abstract]
Current assets		7,455		7,455			7,979
Non-current assets		73,587		73,587			71,966
Current liabilities		9,055		9,055			11,489
Non-current liabilities		57,611		57,611			51,327
Redeemable Partnership Units held by Brookfield		2,011		2,011			2,190
BIPC exchangeable shares		1,411		1,411			1,533
Exchangeable units		66		66			72
Perpetual subordinated notes		293		293			293
In operating subsidiaries		20,485		20,485			23,661
Preferred unitholders		$ 918		$ 918			$ 918

[1]	Includes non-controlling interest attributable to Exchange LP units and BIPC exchangeable LP units.